Investment Objectives and Goals - GoodHaven Fund	Mar. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GoodHaven Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GoodHaven Fund (the “Fund”) seeks to achieve long-term growth of capital.